UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2015 (Unaudited)

Registered Investment Companies--100.0%	Shares		Value ($)
Alternative Investments--26.1%
AQR Managed Futures Strategy Fund,
Cl. I	1,188,427		12,846,896
ASG Global Alternatives Fund, Cl.
Y	1,052,180		11,994,848
ASG Managed Futures Strategy Fund,
Cl. Y	1,231,883		13,464,481
DFA Commodity Strategy Portfolio	1,327,233		8,202,302
Dynamic Total Return Fund, Cl. Y	4,476,321	a,b	73,725,008
			120,233,535
Domestic Equity--43.6%
Dreyfus Research Long/Short Equity
Fund, Cl. Y	3,416,251	a,b	44,752,886
Dreyfus Select Managers Long/Short
Fund, Cl. Y	12,330,554	a,b,c	156,351,427
			201,104,313
Foreign Equity--30.3%
Dreyfus Global Real Estate
Securities Fund, Cl. Y	5,264,968	b	48,069,161
Dreyfus Global Real Return Fund,
Cl. Y	6,238,643	b	92,144,753
			140,213,914
Total Investments (cost $451,759,874)	100.0%		461,551,762
Liabilities, Less Cash and Receivables	(.0%)		(217,951)
Net Assets	100.0%		461,333,811

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	The fund's investment in the Dreyfus Select Managers Long/Short Fund represents 33.9% of the fund's total investments.
The Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.

At July 31, 2015, net unrealized appreciation on investments was $9,791,888 of which $13,590,531 related to appreciated investment securities and $3,798,643 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	43.6
Mutual Funds: Foreign	30.3
Mutual Funds: Alternative	26.1
100.0

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	461,551,762	-	-	461,551,762

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BNY Mellon Funds, Inc. - Dreyfus Emerging Markets Debt US Dollar Fund
July 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--91.4%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary--5.9%
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	245,000		235,729
Arcelik,
Sr. Unscd. Notes	5.00	4/3/23	260,000		247,325
Cencosud,
Gtd. Notes	4.88	1/20/23	250,000		253,489
InRetail Shopping Malls,
Gtd. Notes	6.50	7/9/21	80,000		86,000
Myriad International Holdings,
Gtd. Notes	5.50	7/21/25	200,000	a	203,600
Nemak,
Sr. Unscd. Notes	5.50	2/28/23	240,000		247,200
SACI Falabella,
Sr. Unscd. Notes	4.38	1/27/25	200,000		202,130
					1,475,473
Consumer Staples--.4%
Grupo Bimbo SAB de CV,
Gtd. Notes	4.50	1/25/22	100,000		105,150

Energy--5.2%
AES Panama,
Sr. Unscd. Notes	6.00	6/25/22	200,000	a	202,800
Ecopetrol,
Sr. Unscd. Notes	5.38	6/26/26	180,000		174,870
ONGC Videsh,
Gtd. Notes	4.63	7/15/24	210,000		216,395
Pacific Rubiales Energy,
Gtd. Notes	5.13	3/28/23	100,000		63,750
Petrobras Global Finance,
Gtd. Notes	3.25	3/17/17	250,000		244,460
Petrobras Global Finance,

Gtd. Notes	6.25	3/17/24	280,000		262,752
YPF,
Sr. Unscd. Notes	8.50	7/28/25	120,000	a	115,908
					1,280,935
Financial--13.7%
Akbank TAS,
Sr. Unscd. Notes	4.00	1/24/20	200,000	a	195,300
Akbank TAS,
Sr. Unscd. Bonds	5.13	3/31/25	200,000	a	190,250
Alternatifbank,
Gtd. Bonds	3.13	7/22/19	250,000		246,875
Banco Davivienda,
Sub. Notes	5.88	7/9/22	240,000		248,400
Banco Internacional del Peru,
Sr. Unscd. Bonds	5.75	10/7/20	140,000		152,278
Bank Rakyat Indonesia Persero,
Sr. Unscd. Notes	2.95	3/28/18	200,000		201,240
BBVA Banco Continental,
Sub. Notes	5.25	9/22/29	90,000	b	91,350
BBVA Bancomer,
Jr. Sub. Notes	7.25	4/22/20	220,000		247,060
China Cinda Finance 2014,
Gtd. Notes	5.63	5/14/24	250,000		264,350
China Overseas Finance,
Gtd. Bonds	5.95	5/8/24	230,000		254,460
Global Bank,
Sr. Unscd. Notes	5.13	10/30/19	200,000	a	207,250
Itau Unibanco Holding,
Sub. Notes	5.65	3/19/22	240,000		241,920
Krung Thai Bank,
Sub. Notes	5.20	12/26/24	250,000	b	257,237
MAF Global Securities,
Gtd. Bonds	4.75	5/7/24	240,000		250,200
Tanner Servicios Financieros,
Sr. Unscd. Notes	4.38	3/13/18	125,000		127,989
TC Ziraat Bankasi,
Sr. Unscd. Notes	4.25	7/3/19	240,000		240,852
					3,417,011

Foreign/Governmental--47.6%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	5.75	9/26/23	645,000		644,936
Bank of Ceylon,
Sr. Unscd. Notes	5.33	4/16/18	240,000		242,400
Brazil Minas,
Govt. Gtd. Notes	5.33	2/15/28	715,000		668,525
Brazilian Government,
Sr. Unscd. Notes	4.25	1/7/25	200,000		188,950
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	190,000		208,050
Caixa Economica Federal,
Sr. Unscd. Notes	3.50	11/7/22	360,000		313,920
CNOOC Curtis Funding,
Gtd. Notes	4.50	10/3/23	230,000		242,542
Colombian Government,
Sr. Unscd. Bonds	7.38	9/18/37	130,000		160,225
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	430,000		448,813
Comision Federal de Electricidad,
Sr. Unscd. Notes	5.75	2/14/42	340,000		336,175
Corporacion Financiera de
Desarrollo, Sr. Unscd. Notes	4.75	7/15/25	200,000	a	203,000
Development Bank of Kazakhstan,
Sr. Unscd. Notes	4.13	12/10/22	220,000		197,965
Dominican Republic Government,
Sr. Unscd. Bonds	5.88	4/18/24	120,000		125,700
Empresa Nacional del Petroleo,
Sr. Unscd. Notes	4.38	10/30/24	380,000	a	383,298
Export Credit Bank of Turkey,
Sr. Unscd. Notes	5.88	4/24/19	550,000		584,100
Gazprom,
Sr. Unscd. Bonds	6.00	11/27/23	310,000		286,387
Israel Electric,
Sr. Scd. Bonds	5.00	11/12/24	240,000	a	249,460
Ivory Coast Government,
Sr. Unscd. Notes	5.38	7/23/24	250,000		233,875

KazAgro National Management
Holding, Sr. Unscd. Notes	4.63	5/24/23	220,000		193,875
Magyar Export-Import Bank,
Gov't. Gtd. Bonds	4.00	1/30/20	250,000		253,066
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	320,000		312,000
MFB Magyar Fejlesztesi Bank,
Gov't. Gtd. Notes	6.25	10/21/20	220,000		246,930
NTPC,
Sr. Unscd. Notes	4.75	10/3/22	240,000		253,151
OCP,
Sr. Unscd. Notes	5.63	4/25/24	230,000		241,765
Panamanian Government,
Sr. Unscd. Bonds, Ser. A	5.63	7/25/22	45,000		49,399
Pertamina Persero,
Sr. Unscd. Notes	4.30	5/20/23	440,000		424,688
Perusahaan Gas Negara Persero,
Sr. Unscd. Notes	5.13	5/16/24	240,000		243,240
Petroleos Mexicanos,
Gtd. Notes	4.25	1/15/25	250,000		244,125
Petroleos Mexicanos,
Gtd. Notes	4.50	1/23/26	240,000		235,920
Petroleos Mexicanos,
Gtd. Notes	6.38	1/23/45	115,000		118,646
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	210,000		225,750
Petroleum Co. of Trinidad & Tobago,
Sr. Unscd. Notes	6.00	5/8/22	70,000		70,525
Petroliam Nasional,
Sr. Unscd. Notes	7.63	10/15/26	100,000		133,916
Polish Government,
Sr. Unscd. Notes	4.00	1/22/24	1,000		1,061
Provincia de Buenos AIRES,
Sr. Unscd. Notes	9.95	6/9/21	150,000	a	148,500
Russian Agricultural Bank,
Sr. Unscd. Notes	7.75	5/29/18	240,000		250,992
Sberbank of Russia,
Sr. Unscd. Notes	6.13	2/7/22	250,000		246,768

Sinopec Group Oversea 2015,
Gtd. Notes	3.25	4/28/25	300,000	a	288,843
Sinopec Group Overseas Development
2012, Gtd. Notes	3.90	5/17/22	240,000		246,653
Sinopec Group Overseas Development
2015, Gtd. Notes	2.50	4/28/20	200,000	a	197,075
Transnet,
Sr. Unscd. Notes	4.00	7/26/22	260,000		249,771
Turkish Government,
Sr. Unscd. Notes	7.38	2/5/25	200,000		238,500
Uruguayan Government,
Sr. Unscd. Bonds	7.88	1/15/33	180,000		243,225
Vietnam Government,
Sr. Unscd. Bonds	4.80	11/19/24	240,000	a	241,500
Vnesheconombank,
Sr. Unscd. Notes	6.03	7/5/22	290,000		268,111
Vnesheconombank,
Sr. Unscd. Notes	6.80	11/22/25	270,000		250,263
					11,836,579
Industrial--6.4%
Alliance Global Group,
Gtd. Notes	6.50	8/18/17	230,000		245,269
DP World,
Sr. Unscd. Notes	6.85	7/2/37	110,000		121,825
Embraer Netherlands Finance,
Gtd. Notes	5.05	6/15/25	120,000		117,600
ENA Norte Trust,
Pass Through Certificates	4.95	4/25/28	158,494		165,230
King Power Capital,
Gtd. Bonds	5.63	11/3/24	580,000		611,176
Noble Group,
Sr. Unscd. Notes	6.75	1/29/20	145,000		140,106
Rolta Americas,
Gtd. Notes	8.88	7/24/19	250,000		188,750
					1,589,956
Information Technology--1.0%
Tencent Holdings,
Sr. Unscd. Notes	3.80	2/11/25	245,000		239,517

Materials--4.5%
Cementos Pacasmayo,
Gtd. Notes	4.50	2/8/23	130,000	124,475
CEMEX Espana,
Sr. Scd. Notes	9.88	4/30/19	170,000	187,000
Minsur,
Sr. Unscd. Notes	6.25	2/7/24	170,000	179,350
Severstal,
Sr. Unscd. Notes	5.90	10/17/22	270,000	260,334
Southern Copper,
Sr. Unscd. Notes	5.88	4/23/45	130,000	119,408
Turkiye Sise ve Cam Fabrikalari,
Sr. Unscd. Notes	4.25	5/9/20	250,000	244,813
				1,115,380
Telecommunications--3.9%
Bharti Airtel International
Netherlands, Gtd. Notes	5.13	3/11/23	230,000	246,737
Empresa Nacional de

Telecomunicaciones, Sr. Unscd.
Notes	4.75	8/1/26	250,000		247,789
Oi,
Sr. Unscd. Notes	5.75	2/10/22	260,000		207,272
VimpelCom Holdings,
Gtd. Notes	7.50	3/1/22	270,000		273,375
					975,173
Utilities--2.8%
AES Gener,
Sr. Unscd. Notes	5.00	7/14/25	200,000	a	204,418
Perusahaan Listrik Negara,
Sr. Unscd. Notes	5.25	10/24/42	270,000		234,900
Talent Yield Investments,
Gtd. Notes	4.50	4/25/22	240,000		249,000
					688,318
Total Bonds and Notes
(cost $23,123,177)					22,723,492
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 8/13/15
(cost $25,000)			25,000	[c]	25,000

Other Investment--7.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,843,572)			1,843,572	[d]	1,843,572
Total Investments (cost $24,991,749)			98.9%		24,592,064
Cash and Receivables (Net)			1.1%		277,753
Net Assets			100.0%		24,869,817

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $3,031,202 or 12.2% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized depreciation on investments was $399,685 of which $186,917 related to appreciated investment securities and $586,602 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Brazil	12.5
China	11.4
Mexico	10.6
Turkey	8.8
Short-Term/Money Market Investments	7.5
Russia	7.4
Chile	5.7
Indonesia	4.4
India	3.6
Peru	3.4
Panama	2.5
Colombia	2.3
Hungary	2.0
South Africa	1.8
Kazakhstan	1.6
United Arab Emirates	1.5
Argentina	1.1
Israel	1.0
Morocco	1.0
Philippines	1.0
Sri Lanka	1.0
Thailand	1.0
Uruguay	1.0
Vietnam	1.0
Ivory Coast	.9
Spain	.7
Hong Kong	.6
Dominican Republic	.5
Malaysia	.5
Canada	.3
Trinidad and Tobago	.3
98.9

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	10,886,913	-	10,886,913
Foreign Government	-	11,836,579	-	11,836,579
Mutual Funds	1,843,572	-	-	1,843,572
U.S. Treasury	-	25,000	-	25,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
July 31, 2015 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Australia--.4%
Oil Search	69,147		377,557
Brazil--.3%
CCR	69,211		307,654
Chile--.2%
Sociedad Quimica y Minera Chile, ADR	19,324		261,067
China--19.4%
3SBio	367,500	a	433,284
Alibaba Group Holding, ADR	41,523		3,252,912
Baidu, ADR	26,473	b	4,570,828
China Biologic Products	13,725	b	1,679,391
Ctrip.com International, ADR	5,718	b	409,294
Hengan International Group	114,500		1,279,804
PetroChina, Cl. H	1,310,000		1,299,472
TAL Education Group, ADR	59,714	b	2,018,930
Tencent Holdings	70,212		1,310,537
Vipshop Holdings, ADR	134,906	b	2,629,318
YY, ADR	23,109	b	1,365,973
			20,249,743
Cyprus--.7%
Eurasia Drilling, GDR	61,084		954,743
Germany--.4%
Rocket Internet	10,799	a	388,356
Georgia--.9%
Bank of Georgia Holdings	23,270		725,337
Hong Kong--4.3%
AIA Group	698,000		4,546,909
India--29.8%
Amara Raja Batteries	70,552		966,497
Apollo Hospitals Enterprise	69,178		1,464,462
Axis Bank	288,087		2,532,035
Glenmark Pharmaceuticals	159,258	b	2,502,630
Godrej Consumer Products	114,539		2,443,903
Grasim Industries	17,264		1,000,525
Hero MotoCorp	78,963		3,294,474
ITC	743,813		3,779,889
Jubilant Foodworks	56,579	b	1,611,276
Maruti Suzuki India	67,108		4,450,741
Tata Consultancy Services	66,898		2,616,235
Tata Motors, ADR	135,768		4,026,879
Titan	93,638		472,657
			31,162,203
Indonesia--.5%
Surya Citra Media	2,259,500		492,739
Macau--4.0%
Sands China	524,000		2,318,435
Wynn Macau	909,200		1,878,847
			4,197,282
Malaysia--1.4%
IHH Healthcare	920,200		1,446,046
Mexico--4.5%
Fibra Shop Portafolios Inmobiliarios	361,378		392,049

Fibra Uno Administracion	159,692		383,657
Genomma Lab Internacional, Cl. B	621,296	b	578,398
Grupo Financiero Santander Mexico, Cl. B, ADR	169,197		1,514,313
Kimberly-Clark de Mexico, Cl. A	604,054		1,402,493
Southern Copper	16,084		448,100
			4,719,010
Philippines--8.5%
Energy Development	3,075,300		482,123
First Gen	975,100		551,139
GT Capital Holdings	55,020		1,684,224
Metropolitan Bank & Trust	818,455		1,581,076
Robinsons Retail Holdings	450,100	b	742,048
Security Bank	376,160		1,224,669
Universal Robina	631,300		2,640,597
			8,905,876
Portugal--.5%
Galp Energia	44,513		515,751
South Africa--11.8%
British American Tobacco	52,052		3,080,759
Cie Financiere Richemont	189,005		1,639,605
Discovery	100,814		1,082,633
Life Healthcare Group Holdings	464,300		1,373,053
Naspers, Cl. N	32,253		4,512,781
Net 1 UEPS Technologies	33,104	b	642,880
			12,331,711
Taiwan--7.0%
MediaTek	243,000		2,555,343
Taiwan Semiconductor Manufacturing	1,078,000		4,763,188
			7,318,531
Turkey--.3%
Cola-Cola Icecek	22,544		323,789
United Arab Emirates--.7%
Al Noor Hospitals Group	47,984		702,132
United States--2.5%
Yum! Brands	29,915		2,625,340
Total Common Stocks
(cost $98,455,647)			102,551,776

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,158,523)	1,158,523	[c]	1,158,523
Total Investments (cost $99,614,170)	99.2%		103,710,299
Cash and Receivables (Net)	.8%		790,770
Net Assets	100.0%		104,501,069

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities m resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $821,640 or .8% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $4,096,129 of which $12,524,794 related to appr and $8,428,665 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal in substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	23.8
Technology	20.3
Consumer Services	18.0
Financial	15.6
Health Care	9.7
Industrial	6.0
Oil & Gas	3.0
Money Market Investment	1.1
Utilities	1.0
Basic Materials	.7
99.2

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,625,340	-	-	2,625,340
Equity Securities - Foreign Common Stocks+	99,926,436	-	-	99,926,436
Mutual Funds	1,158,523	-	-	1,158,523

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2015 (Unaudited)

Common Stocks--44.4%	Shares		Value ($)
Automobiles & Components--1.9%
Autoliv, SDR	5,160		539,821
Bayerische Motoren Werke	11,551		1,158,221
Continental	3,870		865,133
Daimler	14,835		1,326,049
Fuji Heavy Industries	18,400		680,712
Rheinmetall	8,502		462,897
Volvo, Cl. B	36,765		435,124
			5,467,957
Banks--4.5%
Banca Popolare dell'Emilia Romagna	64,851		571,561
Bank of America	196,375	a	3,511,185
Bank of the Ozarks	26,314		1,160,974
Danske Bank	42,101		1,314,795
Erste Group Bank	12,548	b	376,079
ING Groep	27,969		475,805
JPMorgan Chase & Co.	12,927		885,887
Mediobanca	47,554		517,822
Mitsubishi UFJ Financial Group	94,100		683,342
Nordea Bank	76,461		952,799
Regions Financial	72,845		756,860
Signature Bank	12,392	b	1,804,151
			13,011,260
Capital Goods--3.3%
Acuity Brands	2,013	a	404,995
AerCap Holdings	60,714	a,b	2,843,844
Airbus Group	22,673		1,608,579
Alfa Laval	47,143		867,255
DMG Mori	24,100		371,801
HeidelbergCement	7,916		603,780
Kone, Cl. B	10,655		446,543
Koninklijke Philips	46,029		1,279,707

Prysmian	25,331		581,155
Vestas Wind Systems	7,974		435,264
			9,442,923
Casinos--.1%
Melco Crown Entertainment, ADR	21,015		433,539
Consumer Durables & Apparel--.4%
Electrolux, Ser. B	14,600		419,887
Sony	25,100	b	715,523
			1,135,410
Consumer Services--2.0%
Carnival	36,234		1,930,910
eBay	42,465	b	1,194,116
Yum! Brands	31,630		2,775,849
			5,900,875
Diversified Financials--1.1%
Deutsche Boerse	4,750		431,055
Julius Baer Group	5,688	b	314,627
OM Asset Management	19,246		340,077
UBS Group	55,235	b	1,271,840
Unione di Banche Italiane	101,264		821,865
			3,179,464
Energy--.2%
Royal Dutch Shell, Cl. A	17,591		505,779
Food, Beverage & Tobacco--1.9%
Constellation Brands, Cl. A	36,091	a	4,331,642
J.M. Smucker	11,826		1,320,846
			5,652,488
Health Care Equipment & Services--2.0%
Becton Dickinson & Co.	5,173	a	787,072
HCA Holdings	30,514	a,b	2,838,107
Siloam International Hospitals	501,500		613,552
Universal Health Services, Cl. B	11,493	a	1,669,128
			5,907,859
Household & Personal Products--.6%
Herbalife	11,464	b	578,817
Svenska Cellulosa, Cl. B	15,773		449,051
Unilever	12,841		575,528
			1,603,396

Insurance--.9%
Allianz	7,036		1,152,138
Assicurazioni Generali	29,435		579,623
Baloise Holding	3,635		463,450
Swiss Life Holding	2,345	b	553,792
			2,749,003
Materials--1.8%
Akr Corpoindo	1,505,000		639,715
Akzo Nobel	5,981		428,340
Linde	2,345		443,225
Monsanto	16,342		1,665,086
Sherwin-Williams	5,146	a	1,429,353
Yara International	11,337		564,321
			5,170,040
Media--3.1%
DISH Network, Cl. A	50,001	b	3,230,565
JCDecaux	46,122		1,765,526
Sirius XM Holdings	99,762	b	395,058
Time Warner	42,226		3,717,577
			9,108,726
Pharmaceuticals, Biotech & Life Sciences--3.7%
Actelion	2,052	b	303,457
Allergan	16,221	a,b	5,371,584
Bayer	9,030		1,331,879
Endo International	7,139	b	624,948
Gilead Sciences	8,791		1,036,107
Roche Holding	1,994		575,934
Valeant Pharmaceuticals
International	6,006	b	1,546,725
			10,790,634
Real Estate--2.7%
Lamar Advertising, Cl. A	19,397		1,164,790
Mitsui Fudosan	28,000		797,176
NorthStar Realty Finance	188,667		3,018,664
Realogy Holdings	38,266	b	1,741,868
Takara Leben	189,000		1,001,920
			7,724,418
Retailing--2.1%

Blue Buffalo Pet Products	6,877		192,143
Dollar Tree	22,195	b	1,731,876
Expedia	13,772	a	1,672,472
Isetan Mitsukoshi Holdings	27,600		503,073
Laox	250,000	b	1,050,954
Nintendo	4,800		844,701
			5,995,219
Semiconductors & Semiconductor Equipment--.3%
Infineon Technologies	70,891		794,520
Software & Services--4.3%
Benefit One	11,600		256,925
Citrix Systems	11,204	a,b	847,134
Cognizant Technology Solutions,
Cl. A	14,233	a,b	898,102
CommVault Systems	16,901	b	633,280
Computer Sciences	14,057		919,750
Google, Cl. A	2,580	b	1,696,350
PayPal Holdings	40,732		1,576,328
PTC	19,095	b	694,103
Symantec	30,901		702,689
Tencent Holdings	26,730		498,927
Vipshop Holdings, ADS	11,500	a,b	224,135
Yahoo!	97,904	a,b	3,590,140
			12,537,863
Technology Hardware & Equipment--.9%
EMC	69,152		1,859,497
Western Digital	8,667		745,882
			2,605,379
Telecommunication Services--2.2%
Cellnex Telecom	41,521	c	688,110
Ericsson, Cl. B	47,730		510,677
Nokia	127,181		898,120
RADWARE	15,573	b	296,510
Ruckus Wireless	33,306	b	410,663
Sunrise Communications Group	8,597	c	676,159
T-Mobile US	74,584	b	3,032,585
			6,512,824
Transportation--3.9%

Avis Budget Group	60,453	a,b	2,625,474
DSV	13,779		470,869
FedEx	12,326		2,112,923
Hertz Global Holdings	103,214	a,b	1,753,606
Japan Airlines	27,500		1,038,448
Japan Airport Terminal	9,300		495,260
Kuehne + Nagel International	3,635		501,820
Old Dominion Freight Line	23,137	a,b	1,692,472
Saia	10,178	b	441,929
SITC International Holdings
Company	137,800		78,923
			11,211,724
Utilities--.5%
China Gas Holdings	465,000		815,758
China High Speed Transmission
Equipment Group	736,400	b	595,595
			1,411,353
Total Common Stocks
(cost $117,306,712)			128,852,653

	Number of
Warrants--.3%	Warrants		Value ($)
Banks
JPMorgan Chase & Co. Ser. CW18
(10/28/18)
(cost $678,963)	36,064	b	944,156

Total Investments (cost $117,985,675)	44.7%		129,796,809
Cash and Receivables (Net)	55.3%		160,370,061
Net Assets	100.0%		290,166,870

ADR - American Depository Receipts
ADS - American Depository Shares
SDR-- Swedish Depository Receipts

a	Held by a broker as collateral for open short positions.

b	Non-income producing security.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $1,364,269 or .5% of net assets.

At July 31, 2015, net unrealized appreciation on investments was $11,701,142 of which $16,440,861 related to appreciated investment securities and $4,739,719 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	4.8
Software & Services	4.3
Transportation	3.9
Pharmaceuticals, Biotech & Life Sciences	3.7
Capital Goods	3.3
Media	3.1
Real Estate	2.7
Telecommunication Services	2.2
Retailing	2.1
Consumer Services	2.0
Health Care Equipment & Services	2.0
Automobiles & Components	1.9
Food, Beverage & Tobacco	1.9
Materials	1.8
Diversified Financials	1.1
Insurance	.9
Technology Hardware & Equipment	.9
Household & Personal Products	.6
Utilities	.5
Consumer Durables & Apparel	.4
Semiconductors & Semiconductor Equipment	.3
Energy	.2
Casinos	.1
44.7

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
July 31, 2015 (Unaudited)

Common Stocks--16.5%	Shares	Value ($)
Automobiles & Components--.3%
Dorman Products	6,000	316,680
General Motors	15,358	483,931
		800,611
Capital Goods--1.0%
Beacon Roofing Supply	8,000	280,000
Boeing	7,057	1,017,408
Caterpillar	12,872	1,012,125
Deere & Co.	3,959	374,403
Trex	7,400	335,738
		3,019,674
Consumer Durables & Apparel--.1%
iRobot	12,000	369,480
Consumer Services--.3%
American Public Education	15,000	388,050
Career Education	60,000	190,800
K12	17,000	224,230
		803,080
Exchange-Traded Funds--8.9%
AMEX Consumer Discretionary Select
Sector SPDR Fund	15,206	1,219,825
Health Care Select Sector SPDR
Fund	10,429	798,757
Industrial Select Sector SPDR Fund	20,310	1,101,208
SPDR S&P 500 ETF Trust	100,459	21,141,596
SPDR S&P Regional Banking ETF	27,027	1,178,918
Technology Select Sector SPDR Fund	8,477	360,951
		25,801,255
Food, Beverage & Tobacco--.3%
Boulder Brands	20,000	166,600
Chefs' Warehouse	16,500	283,800

Freshpet	16,000	264,320
Senomyx	35,000	217,350
		932,070
Health Care Equipment & Services--.5%
AAC Holdings	11,000	418,110
MiMedx Group	29,100	312,243
Mindray Medical International, ADR	8,000	218,320
NeoGenomics	45,000	274,950
Novadaq Technologies	25,000	286,750
Unilife	28,000	49,280
		1,559,653
Pharmaceuticals, Biotech & Life Sciences--1.1%
Advaxis	11,000	183,260
BioCryst Pharmaceuticals	19,400	300,312
BioDelivery Sciences International	16,000	130,400
Exact Sciences	13,700	329,759
Insys Therapeutics	9,000	404,280
Keryx Biopharmaceuticals	30,000	239,400
MannKind	55,000	235,950
NewLink Genetics	4,500	234,675
Omeros	17,000	273,700
OPKO Health	17,100	279,927
Pacific Biosciences of California	45,000	256,050
Raptor Pharmaceuticals	25,400	361,696
Sequenom	42,239	119,114
		3,348,523
Retailing--.9%
Francesca's Holdings	23,000	279,680
Overstock.com	12,300	260,268
Papa Murphy's Holdings	16,000	308,800
Potbelly	25,000	341,000
Sportsman's Warehouse Holdings	35,000	409,150
Tile Shop Holdings	25,000	357,000
Wal-Mart Stores	8,067	580,663
		2,536,561
Software & Services--2.0%
8x8	36,400	317,044
Alibaba Group Holding, ADR	35,647	2,792,586

Ebix	12,188	377,706
Interactive Intelligence Group	8,400	348,264
SAP	5,384	385,881
Stamps.com	5,000	343,000
Tangoe	24,200	266,926
TubeMogul	20,000	282,600
Wayfair, Cl. A	6,000	223,860
Web.com Group	10,000	248,900
Yelp	5,000	132,000
		5,718,767
Technology Hardware & Equipment--.2%
Clearfield	4,000	78,720
Itron	12,000	386,760
		465,480
Telecommunication Services--.8%
AT&T	45,192	1,569,970
NETGEAR	12,000	401,880
Straight Path Communications, Cl.
B	13,300	313,481
		2,285,331
Transportation--.1%
United Parcel Service, Cl. B	1,870	191,413

Total Securities Sold Short (proceeds $47,721,906)		47,831,898

ADR- American Depository Receipts
ETF--Exchange-Traded Fund
SPDR- Standard & Poor's Depository Receipts

Portfolio Summary (Unaudited) †		Value (%)
Exchange-Traded Funds		8.9
Software & Services		2.0
Pharmaceuticals, Biotech & Life Sciences		1.1
Capital Goods		1.0
Retailing		.9
Telecommunication Services		.8
Health Care Equipment & Services		.5
Automobiles & Components		.3

Consumer Services	.3
Food, Beverage & Tobacco	.3
Technology Hardware & Equipment	.2
Consumer Durables & Apparel	.1
Transportation	.1
16.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)

Financial Futures Short
Amsterdam Exchange Index	7	(756,705)	August 2015	(10,945)
CAC 40 10 EURO	25	(1,395,875)	August 2015	(23,994)
DAX	7	(2,172,941)	September 2015	(26,502)
DJ Euro Stoxx 50	141	(5,571,617)	September 2015	(220,910)
FTSE 100	12	(1,246,943)	September 2015	(23,168)
FTSE/MIB Index	5	(646,045)	September 2015	(3,451)
OMX Stockholm 30 Index	56	(1,047,718)	August 2015	(107)
Swiss Market Index	10	(973,818)	September 2015	(46,036)

Gross Unrealized Depreciation				(355,113)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
8/19/2015	a	75,000	116,606	117,107	501

Danish Krone,
Expiring
8/19/2015	a	5,270,000	774,928	775,905	977

Euro,
Expiring:
8/4/2015	a	1,082,080	1,189,119	1,188,394	(725)
8/19/2015	a	3,525,000	3,891,936	3,872,268	(19,668)
8/20/2015	b	825,000	911,779	906,287	(5,492)
9/16/2015	a	365,779	414,882	401,974	(12,908)

Indian Rupee,
Expiring
9/16/2015	a	152,908,455	2,361,561	2,362,839	1,278

Indonesian Rupiah,
Expiring
9/16/2015	a	8,841,519,877	655,212	647,441	(7,771)

Japanese Yen,

Expiring:
8/5/2015	a	7,774,810	62,720	62,733	13
9/16/2015	a	651,821,707	5,320,115	5,262,672	(57,443)

Norwegian Krone,
Expiring
8/19/2015	a	3,300,000	405,937	403,818	(2,119)

South Korean Won,
Expiring
9/16/2015	a	579,597,737	517,936	494,594	(23,342)

Swedish Krona,
Expiring
8/19/2015	a	6,100,000	709,186	707,333	(1,853)

Swiss Franc,
Expiring:
8/19/2015	a	1,095,000	1,143,488	1,133,929	(9,559)
9/16/2015	b	318,651	333,495	330,314	(3,181)

Thai Baht,
Expiring
9/16/2015	a	19,455,113	575,765	551,068	(24,697)

Sales:			Proceeds ($)

British Pound,
Expiring
8/19/2015	a	135,000	210,286	210,793	(507)

Danish Krone,

Expiring:
8/4/2015	a	1,732,968	255,161	255,041	120
8/19/2015	a	20,470,000	3,028,383	3,013,810	14,573

Euro,
Expiring:
8/19/2015	a	17,485,000	19,281,203	19,207,550	73,653
8/20/2015	b	4,110,000	4,485,930	4,514,958	(29,028)
9/16/2015	a	365,779	410,075	401,974	8,101

Indian Rupee,
Expiring
9/16/2015	a	499,733,893	7,705,913	7,722,207	(16,294)

Indonesian Rupiah,
Expiring
9/16/2015	a	4,317,414,063	318,558	316,153	2,405

Japanese Yen,
Expiring
9/16/2015	a	1,797,023,826	14,595,120	14,508,793	86,327

Norwegian Krone,
Expiring:
8/4/2015	a	400,904	49,082	49,080	2
8/19/2015	a	8,000,000	980,568	978,952	1,616

South Korean Won,
Expiring
9/16/2015	a	579,597,737	520,122	494,594	25,528

Swedish Krona,

Expiring:
8/4/2015	a	5,334,988	618,772	618,424	348
8/19/2015	a	41,800,000	4,909,889	4,846,967	62,922

Swiss Franc,
Expiring:
8/4/2015	a	532,632	551,048	551,208	(160)
8/19/2015	a	4,945,000	5,207,559	5,120,804	86,755
8/20/2015	b	690,000	729,592	714,555	15,037
9/16/2015	b	318,651	332,370	330,314	2,056

Thai Baht,
Expiring
9/16/2015	a	13,139,205	381,289	372,170	9,119

Gross Unrealized Appreciation	391,331
Gross Unrealized Depreciation	(214,747)

Counterparties:
a Morgan Stanley Capital Services
b Goldman Sachs International

					Unrealized
Long/	Notional	Reference			Appreciation
Short	Amount ($)	Entity	Counterparty	Expriration (Depreciation) ($)
SHORT	47,606,001.69	TOSHIBA CORPORATION	MORGAN STANLEY	1/0/1900	(11,376)
LONG	500,542.76	MOTHERSON SUMI SYSTEMS	MORGAN STANLEY	1/0/1900	14,469
LONG	795,531.92	INDUSIND BANK LIMITED	MORGAN STANLEY	1/0/1900	116,932
LONG	702,275.96	BHARAT ELECTRONICS	MORGAN STANLEY	1/0/1900	110,874
LONG	351,724.02	BHARTI INFRATEL LTD	MORGAN STANLEY	1/0/1900	34,430
SHORT	1,164,796.28	WOOLWORTHS LIMITED	GOLDMAN, SACHS & CO.	1/0/1900	17,670
SHORT	523,339.29	PT BANK RAKYAT	MORGAN STANLEY	1/0/1900	24,430
SHORT	528,087.79	HON HAI PRECISION INDUSTRY	MORGAN STANLEY	1/0/1900	(3,388)
SHORT	852,868.06	PT BANK MANDIRI	MORGAN STANLEY	1/0/1900	101,923
SHORT	586,112.95	KASIKORNBANK PUBLIC COMPANY	MORGAN STANLEY	1/0/1900	58,350
LONG	1,183,943.18	SUNCORP GROUP	GOLDMAN, SACHS & CO.	1/0/1900	50,168
SHORT	63,777,107.03	KAKAKU.COM	MORGAN STANLEY	1/0/1900	(31,541)
LONG	607,180.79	PRISM CEMENT LTD	MORGAN STANLEY	1/0/1900	(58,741)
LONG	628,149.12	INOX WIND LTD	MORGAN STANLEY	1/0/1900	(30,903)
LONG	666,997.13	ASHOKA BUILDCON LTD	MORGAN STANLEY	1/0/1900	6,483
SHORT	407,032.60	KRUNG THAI BANK	MORGAN STANLEY	1/0/1900	(3,146)
LONG	517,317.55	AXIS BANK LTD	MORGAN STANLEY	1/0/1900	(10,527)
LONG	389,593.16	JUST DIAL LTD	MORGAN STANLEY	1/0/1900	(91,090)
SHORT	398,714.53	BANGKOK BANK PUBLIC COMPANY	MORGAN STANLEY	1/0/1900	10,620
LONG	389,157.27	HERO MOTORCORP	MORGAN STANLEY	1/0/1900	1,711
LONG	291,378.73	LLOYDS BANKING GROUP	MORGAN STANLEY	1/0/1900	(21,038)
LONG	337,234.99	BOUYGUES	MORGAN STANLEY	1/0/1900	(2,405)
LONG	401,747.83	IBERDROLLA S.A.	MORGAN STANLEY	1/0/1900	3,493
LONG	203,375.13	INTERCONTINENTAL HOTELS GROUP	MORGAN STANLEY	1/0/1900	(1,312)
LONG	267,175.73	EUROPCAR GROUP	MORGAN STANLEY	1/0/1900	(3,197)
LONG	281,529.66	ACCOR SA	ITG SEC	1/0/1900	(13,170)
LONG	959,424.06	AIRBUS GROUP NV	MORGAN STANLEY	1/0/1900	177,335
LONG	528,941.87	UNIBAIL-RODAMCO SE	MORGAN STANLEY	1/0/1900	11,953
LONG	246,530.42	WHITBREAD PLC	MORGAN STANLEY	1/0/1900	(126)

LONG	390,407.84	INDITEX	MORGAN STANLEY	1/0/1900	24,961
LONG	393,069.56	LARSEN & TOUBRO	MORGAN STANLEY	1/0/1900	(3,083)
SHORT	523,642.73	CATCHER TECHNOLOGY CO	MORGAN STANLEY	1/0/1900	(5,442)
LONG	959,625.85	AXA SA	ITG SEC	1/0/1900	148,107
LONG	422,561.60	AIR LIQUIDE	ITG SEC	1/0/1900	56,299
LONG	523,939.11	PERNOD RICARD	MORGAN STANLEY	1/0/1900	28,591
LONG	547,387.67	RENAULT SA	ITG SEC	1/0/1900	(19,742)
LONG	527,052.50	VINCI SA	MORGAN STANLEY	1/0/1900	37,599
LONG	866,293.02	CIE GENERAL DES ESTABLISSEMENTS MIC	MORGAN STANLEY	1/0/1900	(73,293)
SHORT	2,363,027.52	CHINA MINSHENG BANKING CORP	MORGAN STANLEY	1/0/1900	43,547
LONG	366,028.45	ASSOCIATED BRITISH FOODS PLC	MORGAN STANLEY	1/0/1900	36,089
LONG	1,115,248.40	VIVENDI	MORGAN STANLEY	1/0/1900	69,705
LONG	345,035.87	BT GROUP	MORGAN STANLEY	1/0/1900	24,478
LONG	396,459.75	BNP PARIBAS	MORGAN STANLEY	1/0/1900	(35)
LONG	792,792.96	VODAFONE GROUP PLC	MORGAN STANLEY	1/0/1900	33,528
LONG	670,733.95	MOET HENNESSY LOUIS VUI	MORGAN STANLEY	1/0/1900	(59)
LONG	230,256.80	EASYJET PLC	MORGAN STANLEY	1/0/1900	(7,311)
LONG	372,101.76	CRH PLC	MORGAN STANLEY	1/0/1900	17,848

Gross Unrealized Appreciation	1,261,593
Gross Unrealized Depreciation	(390,925)

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	79,175,538	-	-	79,175,538
Equity Securities - Foreign Common Stocks+	49,677,115	-	-	49,677,115
Warrants+	944,156	-	-	944,156
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	391,331	-	391,331
Swaps++	-	1,261,593	-	1,261,593
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(355,113)	-	-	(355,113)
Forward Foreign Currency Exchange Contracts++	-	(214,747)	-	(214,747)
Swaps++	-	(390,925)	-	(390,925)
Securities Sold Short:
Equity Securities - Domestic+++	(18,732,987)	-	-	(18,732,987)
Equity Securities - Foreign+++	(3,297,656)	-	-	(3,297,656)
Exchange-Traded Funds+++	(25,801,255)	-	-	(25,801,255)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
+++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and

Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2015 (Unaudited)

Registered Investment Companies--99.3%	Shares		Value ($)
Domestic Fixed Income--91.5%
BNY Mellon Corporate Bond Fund,
Cl. M	6,664,387	a	84,637,719
BNY Mellon Municipal Opportunities
Fund, Cl. M	8,591,669	a,b	111,863,528
Dreyfus Floating Rate Income Fund,
Cl. Y	4,477,841	a	55,525,228
Dreyfus High Yield Fund, Cl. I	16,036,915	a,b	102,636,255
Dreyfus Opportunistic Fixed Income
Fund, Cl. Y	839,401	a	10,677,181
			365,339,911
Foreign Fixed Income--7.8%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	504,626	a	5,777,965
Dreyfus Global Dynamic Bond Fund,
Cl. Y	881,871	a	10,785,281
TCW Emerging Markets Income Fund,
Cl. I	1,888,759		14,713,431
			31,276,677
Total Investments (cost $402,229,185)	99.3%		396,616,588
Cash and Receivables (Net)	.7%		2,860,520
Net Assets	100.0%		399,477,108

a Investment in affiliated mutual fund.
b The fund's investment in the BNY Mellon Municipal Opportunities Fund and Dreyfus High Yield Fund represents 28.0% and
25.7%, respectively, of the fund's total investments. The Dreyfus High Yield Fund seeks to provide total return (consisting of capital appreciation and current income) and BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.

At July 31, 2015, net unrealized depreciation on investments was $5,612,597 of which $681,959 related to appreciated investmen securities and $6,294,556 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal incom tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	91.5
Mutual Funds: Foreign	7.8
99.3

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	396,616,588	-	-	396,616,588

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)